Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Aeronautical revenue	$ 767,023	$ 673,509	$ 543,228
Non aeronautical revenue
Commercial revenue	555,504	522,199	459,717
Construction service revenue	250,112	165,065	178,420
Other revenue	2,514	5,563	5,725
Total revenue	$ 1,575,153	$ 1,366,336	$ 1,187,090